Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events	Note 17 – Subsequent Events Events subsequent to December 31, 2019 were evaluated and no additional events were identified requiring further disclosure in the consolidated financial statements.